Financial Obligations (Details)			12 Months Ended
	Aug. 06, 2021	Jan. 31, 2019	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Financial Obligations [Line Items]
Description of financial covenants ratio			the following covenants to limiting the incurring of indebtedness for the Company and its collateral subsidiaries, which are measured prior to the following transactions: issuance of debt or equity instruments, merger with another company or disposition or rental of significant assets. The covenants are the following: -A fixed charge covenant ratio of at least 2.5 to 1. -A consolidated debt-to-EBITDA ratio of no greater than 3.5 to 1.
Profit or loss (in Nuevos Soles)			S/ 154,205,000	S/ 198,875,000	S/ 168,900,000
Medium-term corporate loan, description	On August 6, 2021, the Company established the conditions of a medium-term corporate loan under “Club Deal” modality with Banco de Crédito del Perú S.A. and Scotiabank Perú S.A.A. The loan amounts to S/860,000,000 that allowed the payment of all the financial obligations that the Company maintains with a maturity until February 2023. The loan conditions include a grace/availability period of 18 months from August 6 and a payment term of 7 years from the last disbursement, which was in February 2023.
Annual interest rate			5.82%
Senior Notes in Soles [Member]
Financial Obligations [Line Items]
Description of senior notes		On January 31, 2019, senior notes were issued in soles for S/260,000,000 at a rate of 6.688 percent per year and maturity of 10 years and; 15 years bonds for S/310,000,000 at a rate of 6.844 percent per year.The Senior Notes in soles issued in 2019 are guaranteed by the following Company’s subsidiaries: Cementos Selva S.A.C., Distribuidora Norte Pacasmayo S.R.L., Empresa de Transmisión Guadalupe S.A.C. and Dinoselva Iquitos S.A.C.
Financial Guarantee Contracts [Member]
Financial Obligations [Line Items]
Profit or loss (in Nuevos Soles)			S/ 38,603,000	S/ 38,603,000	S/ 38,690,000
Financial Debt / EBITDA [Member]
Financial Obligations [Line Items]
Debt ratio			3.5
FCSD / SD [Member]
Financial Obligations [Line Items]
Ratio of debt service coverage			1.15
EBITDA / SD [Member]
Financial Obligations [Line Items]
Ratio of debt service coverage			1.5